As filed with the Securities and Exchange Commission on May 20, 2011

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 47	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

(Area Code and Telephone Number)

(866) 746-2606

Copy to:

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 47 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 47 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 20th day of May, 2011.

PIMCO VARIABLE INSURANCE TRUST
By:
Brent R. Harris*, President

*By:	/s/ Brendan C. Fox
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	May 20, 2011
Brent R. Harris*

	Trustee	May 20, 2011
William J. Popejoy*

	Trustee	May 20, 2011
Vern O. Curtis*

	Trustee	May 20, 2011
E. Philip Cannon*

	Trustee	May 20, 2011
J. Michael Hagan*

	Trustee	May 20, 2011
Douglas M. Hodge*

	Trustee	May 20, 2011
Ronald C. Parker*

	Treasurer	May 20, 2011
John P. Hardaway*	(Principal Financial and Accounting Officer)

	President	May 20, 2011
Brent R. Harris*	(Principal Executive Officer)

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact
______________
*	Pursuant to powers of attorney filed herewith.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document